Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transaction with Related Parties (Detail) - MXN ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses:
Other expenses with related parties		$ 319	$ 423	$ 742
Other revenue [member]
Income:
Income from related party transaction		404	242	243
The Coca-Cola company [member] | Concentrate [member]
Expenses:
Purchase of goods from related party transaction	[1]	34,063	32,379	30,758
The Coca-Cola company [member] | Advertising [member]
Expenses:
Services received to related party transaction	[1],[2]	1,756	2,193	1,392
Heineken [member]
Income:
Income from related party transaction	[3]	3,380	3,265	3,570
Heineken [member] | Beer [member]
Expenses:
Purchase of goods from related party transaction	[3],[4]	25,215	27,999	24,942
Grupo Industrial Saltillo, S.A. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	[5]		255	457
Jugos del Valle, S.A.P.I. de C.V. [member] | Logistic services [member]
Income:
Income from related party transaction	[3]	553	369	587
Jugos del Valle, S.A.P.I. de C.V. [member] | Juices [member]
Expenses:
Purchase of goods from related party transaction	[3]	4,477	4,537	3,905
Caffenio [member] | Coffee [member]
Expenses:
Purchase of goods from related party transaction	[6]			2,397
Grupo Industrial Bimbo, S.A.B. de C. V. [member] | Baked goods and snacks [member]
Expenses:
Purchase of goods from related party transaction	[5]	6,194	5,763	4,802
Promotora Industrial Azucarera, S.A. de C.V. [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	[3]	2,728	2,604	1,885
BBVA Bancomer, S.A. de C.V. [member]
Expenses:
Interest expense and fee paid to related party transaction	[5]	144	230	53
BBVA Bancomer, S.A. de C.V. [member] | Interest Revenue [Member]
Expenses:
Interest expense and fee paid to related party transaction	[5]	1,456	1,469	1,002
Beta San Miguel [member] | Sugar [member]
Expenses:
Purchase of goods from related party transaction	[5]	655	651	1,827
Promotora Mexicana de Embotelladores, S.A. de C.V. [member] | Sugar, cans and aluminum lids [member]
Expenses:
Purchase of goods from related party transaction	[5]		739	839
Industria Envasadora De Queretaro SA De CVIEQSA [member] | Canned products [member]
Expenses:
Purchase of goods from related party transaction	[3]	682	596	804
Leao Alimentos e Bebidas, LTDA [member] | Inventories [member]
Expenses:
Purchase of goods from related party transaction	[3]	1,867	2,654	4,010
Grupo Televisa, S.A.B. de C.V. [member] | Advertising [member]
Expenses:
Services received to related party transaction	[5]	115	113	107
Grupo Nacional Provincial, S.A.B. [Member]
Expenses:
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (3)	[5]		12	32
Fundacion FEMSA, A.C. [member]
Expenses:
Donations to related party transactions	[5]	195	232	23
Difusion y Fomento Cultural, A.C. [member]
Expenses:
Donations to related party transactions	[5]	61	63	44
Donations to ITESM [member]
Expenses:
Donations to related party transactions	[5]	215	192	$ 108
Grupo Financiero Scotiabank Inverlat SA [Member] | Interest Revenue [Member]
Expenses:
Interest expense and fee paid to related party transaction	[5]	447
AdeS Alimentos y Bebidas [Member]
Expenses:
Purchase of goods from related party transaction	[3]	$ 497	$ 592

[1]	Non-controlling interest.
[2]	Net of the contributions from The Coca-Cola Company of Ps. 2,274, Ps. 3,542 and Ps. 3,436, for the years ended in 2019, 2018 and 2017, respectively.
[3]	Associates.
[4]	Favorable resolution of Arbitration in Brazil on October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between Coca-Cola FEMSA and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which Coca-Cola FEMSA distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect until and including March 19, 2022.
[5]	Members of the board of directors in FEMSA participate in board of directors of this entity.
[6]	On May 22, 2018 the Company completed the acquisition of an additional 10% of non-controlling interest of Café del Pacífico S.A.P.I. de C.V. (Caffenio).